CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 237,440	$ 284,865	[1],[2]
Short-term investments	98,439	166,414	[1]
Accounts receivable due	120,230	120,210
Prepaid expenses and other current assets	42,295	18,357	[1]
Total current assets	498,404	589,846	[1]
Property and equipment, net	22,850	30,874	[1]
Intangible assets, net	1,966	3,539	[1]
Goodwill	11,117	11,652	[1]
Long-term investments	294,679	63,777	[1]
Other assets	10,173	3,826	[1]
Total assets	839,189	703,514	[1]
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiaries of $72,935 and $107,389 as of December 31, 2014 and 2015, respectively. (Note 1):
Accounts payable	2,532	2,420	[1]
Accrued liabilities due to third parties and employees	138,917	81,809	[1]
Accrued liabilities due to related parties (Note 10)	16,047	5,786	[1]
Deferred revenues	39,091	20,957	[1]
Amount due to SINA	12,188	24,279	[1]
Total current liabilities	208,775	135,251	[1]
Long-term liabilities
Long-term deferred revenues	1,047
Other long-term liabilities	1,338	873	[1]
Total long-term liabilities	2,385	873	[1]
Total liabilities	$ 211,160	$ 136,124	[1]
Commitments and contingencies (Note 16)			[1]
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 203,658 and 212,177 shares (including 96,168 Class A ordinary shares and 116,009 Class B ordinary shares) issued and outstanding as of December 31, 2014 and 2015, respectively.	$ 53	$ 51	[1]
Additional paid-in capital	938,922	904,402	[1]
Accumulated other comprehensive loss	(10,635)	(2,836)	[1]
Accumulated deficit	(307,668)	(342,413)	[1]
Total Weibo shareholders' equity	620,672	559,204	[1]
Non-controlling interests	7,357	8,186	[1]
Total shareholders' equity	628,029	567,390	[1],[3]
Total liabilities and shareholders' equity	839,189	703,514	[1]
Third parties
Current assets:
Accounts receivable due	32,217	36,976	[1]
SINA and other related parties
Current assets:
Accounts receivable due	33,961	18,509	[1]
Alibaba
Current assets:
Accounts receivable due	$ 54,052	$ 64,725	[1]

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[3]	The above consolidated statements of shareholders’ equity (deficit) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).